Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The combined financial statements include the financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements and related disclosures in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to the determination of the useful lives of property, plant and equipment, incremental borrowing rate applied in lease accounting, current expected credit loss of receivables. These estimates and assumptions are based on the Company’s historical results and management’s future expectations. Actual results could differ from those estimates. Changes in facts and circumstances may cause the Company to revise its estimates.

Measurement of credit losses on financial instruments

Effective October 1, 2020, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach for accounts receivable. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Foreign Currencies

Foreign Currencies

The accompanying combined financial statements are presented in United States dollars (“US$” or “$”). The functional currency of the Company is the local currency of the country in which the subsidiaries operate, which is Hong Kong Dollar (“HKD”). Transactions in foreign currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the combined statements of operations and comprehensive income.

The exchanges rates used for translation from Hong Kong dollar to USD are ranging from 7.77 and 7.85, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for both 2024 and 2025.

	For the six months ended September 30,
	2025	2024
Period-end HKD: US$ exchange rate	7.79742	7.77150
Period average HKD: US$ exchange rate	7.78124	7.80502